Trade payables and other current liabilities - Disclosure of Trade And Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 1,572	€ 1,532
Other trade payables	7,241	5,574
Total trade and other payables	€ 8,813	€ 7,106